Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Impact of the Adoption of Topic 606
Effects of New Accounting Pronouncements
Adoption of New Accounting Standards
The following new Financial Accounting Standards Board (FASB) Accounting Standards Updates (ASU) were effective for the year ended December 31, 2018.
ASU 2014-09, Revenue from Contracts with Customers (Topic 606) affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). In August 2015, the FASB issued Accounting Standards Update No. 2015-14 (ASU 2015-14), Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date which defers the effective date of ASU 2014-09 to interim and annual reporting periods beginning after December 15, 2017. The FASB has continued to issue accounting standard updates to clarify and provide implementation guidance related to Revenue from Contracts with Customers, including ASU 2016-08 Revenue from Contract with Customers: Principal versus Agent Considerations, ASU 2016-10 Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing, ASU 2016-12 Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients, and ASU 2016-20 Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers.
We adopted Topic 606 Revenue from Contracts with Customers with a date of initial application of January 1, 2018. The comparative information has not been adjusted and continues to be reported under ASC Topic 605 Revenue Recognition. As a result, we changed our accounting policy for revenue recognition as detailed below.
We applied Topic 606 using the "modified retrospective method" by recognizing the effect of initially applying Topic 606 as an $1.3 million adjustment to the opening balance of retained earnings at January 1, 2018, for all contracts not completed at January 1, 2018. The details of the changes and quantitative impact are discussed in Note 4 "Revenue".
ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities will impact certain aspects of recognition, measurement, presentation and disclosure of financial instruments. In February 2018, the FASB issued ASU No. 2018-03, Technical Corrections and Improvements to Financial Instruments—Overall (Subtopic 825-10), which clarified certain aspects of the previously issued ASU 2016-01. The new guidance makes targeted improvements to existing U.S. GAAP by:

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requiring equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income;

•	requiring public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes;

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requiring separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements;

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eliminating the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; and

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requiring a reporting organization to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (also referred to as “own credit”) when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

The amendments became effective for our financial statements beginning in the first quarter of 2018 and require adoption using a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Accordingly, upon adoption, we recorded a cumulative effect adjustment to decrease opening retained earnings at January 1, 2018, by $0.9 million as required for our equity investments recorded at fair value. The implementation of the amendments is expected to increase the volatility of net income as gains or losses in future periods will be recognized in net income; however, the extent of any volatility will be dependent upon the significance of the equity investments.
ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a consensus of the FASB Emerging Issues Task Force), addresses eight classification issues related to the statement of cash flows:

•	debt prepayment or debt extinguishment costs;

•	settlement of zero-coupon bonds;

•	contingent consideration payments made after a business combination;

•	proceeds from the settlement of insurance claims;

•	proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies;

•	distributions received from equity method investees;

•	beneficial interests in securitization transactions; and

•	separately identifiable cash flows and application of the predominance principle.
We adopted ASU 2016-15 on January 1, 2018 without any impact from the adoption on our consolidated financial statements.
ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, aims to improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. This amendment requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. We adopted ASU 2016-16 on a modified retrospective basis resulting in a cumulative-effect reclassification of $16.1 million for unrecognized income tax effects related to intra-entity transfers of fixed assets and intellectual property rights that occurred prior to adoption from other current and non-current assets to opening retained earnings as of January 1, 2018.
ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. We adopted ASU 2016-18 on January 1, 2018, using a retrospective transition method to each period presented. There is no impact from the adoption of ASU 2016-18 on our consolidated financial statements.
ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, clarifies and provides a more robust framework to use in determining when a set of assets and activities is a business. The amendments in this update should be applied prospectively on or after the effective date. We adopted this update beginning January 1, 2018, without impact.
ASU 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting, clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. The guidance is effective prospectively and we adopted ASU 2017-09 as of January 1, 2018.
ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, permits companies to reclassify the stranded tax effects of the U.S. Tax Cuts and Jobs Act on items within accumulated other comprehensive income to retained earnings. This ASU is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. We early adopted ASU 2018-02 as of April 1, 2018, with no impact as we had no stranded tax effects.
ASU 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, largely aligns the accounting for share-based payment awards issued to employees and nonemployees. ASU 2018-07 is effective for annual periods beginning January 1, 2019. Early adoption is permitted. We early adopted ASU 2018-07 as of July 1, 2018, without material impact.
New Accounting Standards Not Yet Adopted
The following new FASB Accounting Standards Updates, which are not yet adopted as of December 31, 2018, have been grouped by their required effective dates:
First Quarter of 2019
ASU 2016-02, Leases (Topic 842) aims to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 is effective for us beginning in the first quarter of 2019. ASU 2018-10, Codification Improvements to Topic 842, Leases, ASU 2018-11, Leases (Topic 842), Targeted Improvements, and ASU 2018-20, Leases (Topic 842), Narrow-Scope Improvements for Lessors, are also effective at the time of adoption of ASU 2016-02. We adopted these standards as per the effective date of January 1, 2019, using the modified retrospective approach and will not restate comparative periods. Under this approach, the cumulative effect of initially applying the standard will be recognized as an adjustment to the opening balance of retained earnings on the date of initial application. As permitted under the transition guidance, we will carry forward the assessment of whether our contracts contain or are leases, classification of our leases and remaining lease terms. Based on our portfolio of leases as of December 31, 2018, approximately $57 million of lease assets and liabilities will be recognized on our balance sheet upon adoption, primarily relating to leased office space.
ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, will make more financial and nonfinancial hedging strategies eligible for hedge accounting. It also amends the presentation and disclosure requirements and changes how companies assess effectiveness. It is intended to more closely align hedge accounting with companies’ risk management strategies, simplify the application of hedge accounting, and increase transparency as to the scope and results of hedging programs. The new guidance became effective for us beginning on January 1, 2019 by applying a modified retrospective approach to existing hedging relationships as of the adoption date. Under the modified retrospective approach, entities with cash flow or net investment hedges will make (1) a cumulative-effect adjustment to accumulated other comprehensive income so that the adjusted amount represents the cumulative change in the hedging instruments’ fair value since hedge inception (less any amounts that should have been recognized in earnings under the new accounting model) and (2) a corresponding adjustment to opening retained earnings as of the most recent period presented on the date of adoption. We adopted ASU 2017-12 on January 1, 2019 without any cumulative effect.
First Quarter of 2020
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, provides financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in ASU 2016-13 replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The FASB has continued to issue accounting standard updates to clarify and provide implementation guidance including ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments - Credit Losses. The new guidance will become effective for us by applying the standard's provisions as a cumulative-effect adjustment to retained earnings beginning on January 1, 2020. We are currently evaluating the potential impact Topic 326 may have on our consolidated financial statements and disclosures.
ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, removes Step 2 of the goodwill impairment test. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. ASU 2017-04 is effective for us for annual periods beginning January 1, 2020 and early adoption is permitted. The new guidance is required to be applied on a prospective basis. We adopted ASU 2017-04 on January 1, 2019 and will apply the new guidance prospectively as required.
ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework, provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 is effective for us for annual periods beginning January 1, 2020. Entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. We adopted ASU 2018-13 on January 1, 2019 and will apply the new guidance to disclosures as required beginning in 2019.
ASU 2018-15, Intangibles--Goodwill and Other--Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, provides guidance on a customer's accounting for implementation, set-up, and other upfront costs incurred in a cloud computing arrangement that is hosted by the vendor, i.e. a service contract. Under the new guidance, customers will apply the same criteria for capitalizing implementation costs as they would for an arrangement that has a software license. ASU 2018-15 is effective for us for annual periods beginning January 1, 2020, and early adoption is permitted and should be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. We early adopted ASU 2018-15 on January 1, 2019, and will apply the guidance to all implementation costs prospectively.
ASU 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606, precludes an entity from presenting consideration from a transaction in a collaborative arrangement as revenue from contracts with customers if the counterparty is not a customer of that transaction. The guidance amends ASC 808 to refer to unit-of-account guidance in ASC 606 and requires it to be used only when assessing whether a transaction is in the scope of ASC 606. ASU 2018-18 is effective for us for annual periods beginning on January 1, 2020. Early adoption is permitted for entities that have adopted ASC 606. Entities are required to apply the amendments retrospectively to the date they initially applied ASC 606. We are currently evaluating the potential impact ASU 2018-18 may have on our consolidated financial statements.
ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities, amends how a decision maker or service provider determines whether its fee is a variable interest entity (VIE) when a related party under common control also has an interest in the VIE. We adopted ASU 2018-17 on January 1, 2019, without impact.
The following table summarizes the impacted line items from our consolidated statements of income for the year ended December 31, 2018:

(in thousands, except per share amounts)	Twelve months ended December 31, 2018 under previous standard	Effect of Topic 606	December 31, 2018 As Reported
Net sales	$1,492,464	$9,384	$1,501,848
Income taxes	$36,827	$(1,470)	$35,357
Net income	$182,466	$7,914	$190,380
Basic earnings per common share	$0.81	$0.03	$0.84
Diluted earnings per common share	$0.79	$0.03	$0.82
The following table presents the impact from the adoption of Topic 606 on our consolidated balance sheet:

(in thousands)	Balance at December 31, 2017	Topic 606 Adjustments	Balance at January 1, 2018
Accounts receivable	$329,138	$160	$329,298
Accrued and other current liabilities	$244,114	$765	$244,879
Long-term deferred income tax assets	$39,353	$701	$40,054
Retained earnings	$1,247,945	$(1,306)	$1,246,639

Disaggregation of Revenue based on Product Categories and Customer Class
We disaggregate our revenue based on product categories and customer class as shown in the tables below for the years ended December 31, 2018, 2017 and 2016:

	2018
	Consumables and related	Instruments	Total
Molecular Diagnostics	$649,602	$82,197	$731,799
Applied Testing	109,196	27,962	137,158
Pharma	258,487	32,061	290,548
Academia	298,174	44,169	342,343
Total	$1,315,459	$186,389	$1,501,848

	2017
(in thousands)	Consumables and related	Instruments	Total
Molecular Diagnostics	$605,462	$77,702	$683,164
Applied Testing	106,380	30,654	137,034
Pharma	245,187	29,642	274,829
Academia	285,686	36,823	322,509
Total	$1,242,715	$174,821	$1,417,536

	2016
(in thousands)	Consumables and related	Instruments	Total
Molecular Diagnostics	$572,300	$76,874	$649,174
Applied Testing	92,770	27,610	120,380
Pharma	226,367	31,089	257,456
Academia	274,694	36,287	310,981
Total	$1,166,131	$171,860	$1,337,991